CAHILL GORDON & REINDEL LLP
80 PINE STREET
NEW YORK, NY 10005

October 5, 2006

BY EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Metaldyne Corporation Schedule 14C Information Statement, Schedule 14A Proxy Statement and Schedule 13E-3 Transaction Statement

Dear Sir or Madam:

        On behalf of Metaldyne Corporation ("Metaldyne") and Heartland Industrial Partners, L.P. ("Heartland" and, together with Metaldyne, the "Filing Persons"), the additional filer listed on the cover of the Schedule 13E-3 (as defined below), and pursuant to Regulation S-T under the Securities Act of 1933, as amended, we hereby transmit for filing with the Securities and Exchange Commission (the "Commission") preliminary copies of an Information Statement on Schedule 14C (the "Information Statement") and a Proxy Statement on Schedule 14A (the "Proxy Statement"), and a Schedule 13E-3 transaction statement (the "Schedule 13E-3" and, together with the Information Statement and the Proxy Statement, the "Materials").

        The Schedule 13E-3 is being filed with the Commission by Metaldyne, the issuer of the common stock, par value $1.00 per share (the "Common Stock"), which is subject to a Rule 13e-3 transaction pursuant to the terms of the Merger Agreement (as defined below), and Heartland. Pursuant to the Agreement and Plan of Merger, dated as of August 31, 2006 (the "Merger Agreement"), by and among Metaldyne, Asahi Tec Corporation, a Japanese corporation ("Asahi Tec"), and Argon Acquisition Corp., a Delaware corporation and a wholly-owned subsidiary of Asahi Tec ("Acquisition Sub"), pursuant to which Acquisition Sub will merge into Metaldyne (the "Merger") and Metaldyne, as the surviving corporation of the Merger, will become a wholly-owned subsidiary of Asahi Tec.

        The Information Statement and Proxy Statement are being filed with the Commission pursuant to Sections 14(c) and 14(a), respectively, of the Securities Exchange Act of 1934, as amended. The Information Statement contains information with respect to the transactions contemplated by the Merger Agreement and the Proxy Statement contains information with respect to other matters.

        Pursuant to Rule 0-11(c)(1) of the Exchange Act, Metaldyne caused the fee required to be paid in connection with filing the Materials of $10,172 to be deposited by wire transfer into the account of the Securities and Exchange Commission at Mellon Bank. Metaldyne's CIK number is 0000745448.

        Please direct any questions or comments to W. Leslie Duffy (at 212-701-3840) or the undersigned (at 212-701-3380).

Very truly yours,
/s/ JONATHAN A. SCHAFFZIN Jonathan A. Schaffzin
cc:	Timothy D. Leuliette Jeffrey M. Stafeil Logan G. Robinson, Esq. Metaldyne Corporation
Daniel P. Tredwell Heartland Industrial Partners, L.P.
W. Leslie Duffy, Esq. Cahill Gordon & Reindel LLP